Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Change in Projected Benefit Obligation and Plan Assets

The following table sets forth the reconciliation of the beginning and ending balances of the benefit obligation and plan assets, the funded status and the amounts recognized in these financial statements for the defined benefit and other postretirement plans (in millions):

	Pension Benefits
	Year Ended December 31, 2012	Year Ended December 31, 2011
Accumulated benefit obligation:	$3,978	$3,321

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$3,708	$3,322
Service cost	99	88
Interest cost	184	178
Actuarial (gain) loss	702	251
Gross benefits paid	(162)	(137)
Other	(5)	6

Projected benefit obligation at end of year	$4,526	$3,708

Change in plan assets:
Fair value of plan assets at beginning of year	$1,868	$1,871
Actual gain (loss) on plan assets	223	(47)
Employer contributions	228	194
Benefits paid	(162)	(137)
Other	—	(13)

Fair value of plan assets at end of year	$2,157	$1,868

Funded status—Net amount recognized	$(2,369)	$(1,840)

	Pension Benefits
	December 31, 2012	December 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent asset	$35	$31
Current liability	(4)	(9)
Noncurrent liability	(2,400)	(1,862)

Total liability	$(2,369)	$(1,840)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	$(826)	$(231)
Prior service credit (cost)	2	3

Total accumulated other comprehensive income (loss)	$(824)	$(228)

	Other Postretirement Benefits
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$2,541	$2,494
Service cost	50	47
Interest cost	124	127
Plan participants’ contributions	77	73
Actuarial (gain) loss	110	(2)
Federal subsidy	13	13
Plan amendments	22	3
Gross benefits paid	(194)	(214)

Benefit obligation at end of year	$2,743	$2,541

Change in plan assets:
Fair value of plan assets at beginning of year	$58	$58
Actual return on plan assets	1	1
Employer contributions	116	141
Plan participants’ contributions	77	72
Benefits paid	(194)	(214)

Fair value of plan assets at end of year	$58	$58

Funded status—Net amount recognized	$(2,685)	$(2,483)

Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)
Other Postretirement Benefits
	December 31, 2012	December 31, 2011
Amounts recognized in the consolidated balance sheets consist of:
Current liability	$(71)	$(76)
Noncurrent liability	(2,614)	(2,407)

Total liability	$(2,685)	$(2,483)

Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	$(79)	$33
Prior service cost	(24)	(2)

Total accumulated other comprehensive income (loss)	$(103)	$31

Accumulated Benefit Obligation and Projected Benefit Obligation in Excess of Plan Assets

The following information relates to all pension plans with an accumulated benefit obligation and a projected benefit obligation in excess of plan assets at December 31 (in millions):

	2012	2011
Projected benefit obligation	$4,387	$3,594
Accumulated benefit obligation	3,869	3,230
Fair value of plan assets	1,991	1,731

Components Of Net Periodic Benefit Cost

Net periodic benefit cost for the years ended December 31 included the following components (in millions):

	2012		2011		2010
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Service cost	$99	$50	$88	$47	$27	$33
Interest cost	184	124	178	127	51	120
Expected return on plan assets	(138)	(2)	(140)	(2)	(39)	(2)
Curtailment gain	—	—	—	—	(7)	—
Amortization of prior service cost (credit)	(1)	—	(2)	—	(2)	—
Special termination benefits	—	—	—	—	4	—
Settlement (gain) loss	1	—	1	—	—	—
Amortization of unrecognized actuarial (gain) loss	21	(3)	(20)	(2)	1	(12)

Net periodic benefit cost	$166	$169	$105	$170	$35	$139

Amortized Accumulated Other Comprehensive Income Into Net Periodic Benefit Cost

The estimated amounts that will be amortized in 2013 for actuarial losses are as follows (in millions):

	Pension Benefits	Other Postretirement Benefits
Actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$73	$7

Assumption Used for Benefit Plans

The assumptions used for the benefit plans were as follows:

	Pension Benefits
Assumptions used to determine benefit obligations	2012	2011
Discount rate	4.19%	5.00%
Rate of compensation increase	2.49%	2.48%

Assumptions used to determine net expense
Discount rate	5.02%	5.39%
Expected return on plan assets	7.54%	7.55%
Rate of compensation increase	2.48%	2.49%

	Other Postretirement Benefits
Assumptions used to determine benefit obligations	2012	2011
Discount rate	4.12%	4.91%

Assumptions used to determine net expense
Discount rate	4.92%	5.13%
Expected return on plan assets	4.00%	4.00%
Health care cost trend rate assumed for next year	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate in 2020)	5.00%	5.00%

Allocation of Plan Asset

United’s plan assets are allocated within the following guidelines:

	Percent of Total	Expected Long-Term Rate of Return
Equity securities	38-54%	9.5%
Fixed-income securities	27-33	6.0
Alternatives	17-23	7.3
Other	2-6	3.8

Effect of One-Percentage-Point Change in Assumed Health Care Trend Rate

A 1% change in the assumed health care trend rate for the Company would have the following additional effects (in millions):

	1% Increase	1% Decrease
Effect on total service and interest cost for the year ended December 31, 2012	$22	$(18)
Effect on postretirement benefit obligation at December 31, 2012	338	(280)

Pension and Other Postretirement Plan Assets

The following tables present information about the United’s pension and other postretirement plan assets at December 31 (in millions):

	2012				2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Pension Plan Assets:
Equity securities funds	$1,034	$383	$651	$—	$872	$355	$517	$—
Fixed-income securities	611	—	609	2	530	—	530	—
Alternatives	394	—	234	160	344	—	195	149
Insurance contract	36	—	—	36	42	—	—	42
Other investments	82	—	82	—	80	—	80	—

Total	$2,157	$383	$1,576	$198	$1,868	$355	$1,322	$191

Other Postretirement Benefit Plan Assets:
Deposit administration fund	$58	$—	$—	$58	$58	$—	$—	$58

Defined Benefit Plan Assets Measured at Fair Value Using Unobservable Inputs (Level Three)

The reconciliation of United’s defined benefit plan assets measured at fair value using unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011 is as follows (in millions):

	2012	2011
Balance at beginning of year	$249	$250
Actual return on plan assets:
Unrealized gains (losses) relating to assets still held at year end	(47)	6
Purchases, sales, issuances and settlements (net)	54	(7)

Balance at end of year	$256	$249

Estimated Future Benefit Payments

The estimated future benefit payments, net of expected participant contributions, in United’s pension plans and other postretirement benefit plans as of December 31, 2012 are as follows (in millions):

	Pension	Other Postretirement	Other Postretirement— subsidy receipts
2013	$312	$136	$7
2014	317	143	8
2015	321	150	9
2016	320	159	10
2017	317	166	11
Years 2018 – 2022	1,579	964	61

Multi-Employer Plans

Pension Fund	IAM National Pension Fund

EIN/ Pension Plan Number	51-6031295 - 002

Pension Protection Act Zone Status (2012 and 2011)*	Green Zone

FIP/RP Status Pending/Implemented	No

United’s Contributions	$36 million and $34 million in the years ended December 31, 2012 and 2011, respectively

Surcharge Imposed	No

Expiration Date of Collective Bargaining Agreement	N/A

*	Plans in the green zone are at least 80 percent funded.